Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Epoch Global Equity Shareholder Yield Fund (First Prospectus Summary) | Epoch Global Equity Shareholder Yield Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Epoch Global Equity Shareholder Yield Fund
Objective [Heading]	rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Epoch Global Equity Shareholder Yield Fund (the “Global Equity Shareholder Yield Fund”) seeks to provide income and moderate capital appreciation.
Expense [Heading]	rr_ExpenseHeading

Fees and Expenses of the Fund

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Equity Shareholder Yield Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Global Equity Shareholder Yield Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Global Equity Shareholder Yield Fund's performance. During the most recent fiscal year ended January 31, 2017, the Global Equity Shareholder Yield Fund's portfolio turnover rate was 54% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Global Equity Shareholder Yield Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Global Equity Shareholder Yield Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Global Equity Shareholder Yield Fund's operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Global Equity Shareholder Yield Fund seeks to achieve its investment objective by investing in a diversified portfolio consisting of equity securities of companies of all market capitalizations located throughout the world that have a history of paying dividends, buying back shares and/or reducing debt, and positive growth in operating cash flow. Under normal circumstances, the Global Equity Shareholder Yield Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities. Equity securities include common stock, preferred stock, depositary receipts, and units of real estate investment trusts (“REITs”) and master limited partnerships (“MLPs”). The Global Equity Shareholder Yield Fund generally seeks a dividend yield above that of its benchmark index, the MSCI World Index (Net Dividends-USD). The Global Equity Shareholder Yield Fund may also invest in exchange-traded funds (“ETFs”) that provide exposure to equity securities.

Under normal market conditions, the Global Equity Shareholder Yield Fund will invest significantly (at least 40% of its net assets, unless market conditions are not deemed favorable by Epoch Investment Partners, Inc., the Global Equity Shareholder Yield Fund's subadviser (the “Subadviser” or “Epoch”), in which case the Global Equity Shareholder Yield Fund would invest at least 30% of its net assets) in the securities of foreign companies. Foreign companies are generally defined as companies organized outside of the U.S. or those whose securities trade primarily in non-U.S. securities markets. The Global Equity Shareholder Yield Fund's investments in the securities of foreign companies may include securities of companies located in developed and emerging market countries; however, no more than 20% of the Global Equity Shareholder Yield Fund's net assets will be invested in securities of companies located in emerging market countries as defined by MSCI.

The Global Equity Shareholder Yield Fund may also invest up to 20% of its net assets, in the aggregate, in high quality money market securities, repurchase agreements and fixed income securities in U.S. and international markets that are, at the time of investment, rated investment grade (BBB- or above by Standard & Poor's Ratings Services (“S&P”) or Fitch Ratings Inc. (“Fitch”), or Baa3 or above by Moody's Investors Service, Inc. (“Moody's”)), or their unrated equivalents. Securities held by the Global Equity Shareholder Yield Fund may be denominated in both U.S. dollars and foreign currencies.

In selecting investments for the Global Equity Shareholder Yield Fund, the Subadviser seeks to identify companies with a consistent ability to generate free cash flow, effectively allocate capital and generate returns for shareholders. Among the specific factors considered by the Subadviser in analyzing a company are:

•        sources of free cash flow;

•        use of capital (e.g., debt reduction and deleveraging, cash dividends, and share repurchases);

•        strength of the company's management team;

•        balance sheet quality; and

•        success in generating returns for shareholders.

The Subadviser may sell a security for a variety of reasons, including because:

•        the security has appreciated and no longer contributes to the strategy objective;

•        its view of the company has changed;

•        the fundamentals of the company changed;

•        the company's dividend policy changed; or

•        it has identified another investment opportunity with a better risk-reward profile.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Global Equity Shareholder Yield Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying equity securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any mutual fund, you could lose money on your investment in the Global Equity Shareholder Yield Fund, or the Global Equity Shareholder Yield Fund could underperform other investments. An investment in the Global Equity Shareholder Yield Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.

An investment in the Global Equity Shareholder Yield Fund may be subject to the following principal risks:

Stock Market Risk - The market value of the Global Equity Shareholder Yield Fund's investments will fluctuate as the stock markets fluctuate. Stock prices may decline in response to adverse economic, industry, political or regulatory developments.

Equity Securities Risk - The values of equity securities, such as common stocks and preferred stocks may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Preferred Stock Risk - Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer's creditworthiness and to changes in interest rates, and may decline in value if interest rates rise.

Income Risk - Depending on market conditions, income-producing common stocks that meet the Global Equity Shareholder Yield Fund's investment criteria may not be widely available and/or may be concentrated in one or a few regions or market sectors. This may impact the Global Equity Shareholder Yield Fund's ability to produce current income while remaining diversified.

Foreign Securities Risk - Investments in foreign securities involve special risks, including the possibility of substantial volatility, limited liquidity, foreign withholding taxes, different or less robust government regulation of financial markets and institutions, expropriation or nationalization of the operations of foreign issuers, and significant changes in value due to, among other things, exchange rate fluctuations. Investments in foreign securities involve country risk, which is the risk that the economy of a country (or region) will be damaged by political instability, financial problems or natural disasters. Investments in depositary receipts presents many of the risks of foreign investing.

Foreign Currency Risk - Foreign currency risk is the risk that changes in foreign currency exchange rates may negatively affect the value of the Global Equity Shareholder Yield Fund's investments denominated in foreign currencies or reduce the returns of the Global Equity Shareholder Yield Fund.

Emerging Markets Risk - While investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. securities, these risks are heightened with respect to investments in emerging market countries, where there is an even greater amount of economic, political and social instability.

Geographic Focus Risk - To the extent the Global Equity Shareholder Yield Fund invests a substantial amount of its assets in issuers located in a single country or region, developments in these economies will generally have a greater effect on the Global Equity Shareholder Yield Fund than they would on a more geographically diversified fund, which may result in greater losses and volatility.

Small and Medium Capitalization Companies Risk - The smaller and medium capitalization companies in which the Global Equity Shareholder Yield Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies.

REIT Risk - Investments in REITs involve risks associated with direct ownership of real estate, including decline in property values, extended vacancies, changes in regional and national economic conditions, increases in property taxes and changes in interest rates. An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties. Additionally, REITs are dependent upon management skills, may not be diversified, may experience substantial cost in the event of borrower or lessee defaults and are subject to heavy cash flow dependency. A REIT could possibly fail to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended, or could fail to maintain its exemption from registration under the Investment Company Act of 1940, as amended. The failure of a company to qualify as a REIT under federal tax law may have adverse consequence.

MLP Risk - The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

MLP Tax Risk - Due to their federal income tax treatment as partnerships, MLPs typically do not pay income taxes, but MLP unit holders are generally subject to tax on their share of the MLP's income and gains. A change in current tax law or in the industry in which an MLP operates could result in the MLP being treated as a corporation for U.S. federal income tax purposes and being required to pay U.S. federal income tax on its taxable income. The classification of an MLP in which the Global Equity Shareholder Yield Fund holds units as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP and any such distributions to the Global Equity Shareholder Yield Fund would generally be taxed as dividend income, which would materially reduce the Global Equity Shareholder Yield Fund's cash flow from such MLP unit investment.

Energy Related Risk - Although the Global Equity Shareholder Yield Fund may generally invest in MLPs operating in any sector of the economy, a substantial portion of the MLPs in which the Global Equity Shareholder Yield Fund invests will be engaged in businesses in the energy sector and energy-related industries (“Energy MLPs”). The performance of the Global Equity Shareholder Yield Fund's investments in Energy MLPs largely depends on the overall condition of the energy sector and is susceptible to economic, political and regulatory risks or other occurrences affecting the energy sector. For example, an Energy MLP may be adversely affected by foreign government, federal or state regulations on energy production, distribution and sale. Stock prices of Energy MLPs are also affected by supply and demand both for their specific product or service and for energy products in general.

Repurchase Agreements Risk - Repurchase agreements could involve certain risks in the event of default or insolvency of the seller, including losses and possible delays or restrictions upon the Global Equity Shareholder Yield Fund's ability to dispose of the underlying securities. The Global Equity Shareholder Yield Fund will be exposed to the credit of the counterparties to repurchase agreements and their ability to satisfy the terms of the agreements, which exposes the Global Equity Shareholder Yield Fund to the risk that the counterparties may default on their obligations to perform under the agreements. If the counterparty to a repurchase agreement fails to repurchase the underlying securities and the value of the underlying securities decreases, the Global Equity Shareholder Yield Fund could experience a loss.

Bond Market Risk - The bond markets as a whole could go up or down (sometimes dramatically). This volatility could affect the value of the investments in the Global Equity Shareholder Yield Fund's portfolio exposed to bonds or other fixed income securities. In an economic downturn, the ability of issuers of corporate fixed income securities and other securities to service their obligations could be materially and adversely affected.

ETF Risk - An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. In addition, an ETF may fail to accurately track the market segment or index that underlies its investment objective. The price of an ETF can fluctuate, and the Global Equity Shareholder Yield Fund could lose money investing in an ETF.

Credit Risk - Fixed income securities, such as bonds, and derivatives involving a counterparty, are subject to credit risk. This is the risk that the issuer or guarantor of a fixed income security or the counterparty to a derivatives contract will be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations. The degree of credit risk depends on the issuer's, guarantor's or counterparty's financial condition and on the terms of the fixed income or derivative instrument. Changes in an issuer's or guarantor's credit rating or the market's perception of an issuer's or guarantor's creditworthiness also may affect the value of fixed income securities.

Interest Rate Risk - Interest rate risk is the risk that the Global Equity Shareholder Yield Fund's fixed income securities will decline in value because of increases in market interest rates. Prices of fixed income securities generally decrease when interest rates rise and increase when interest rates decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a fund with a shorter average portfolio duration. The Global Equity Shareholder Yield Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. In periods of market volatility, the market values of fixed-income securities may be more sensitive to changes in interest rates.

Liquidity Risk - This is the risk that certain securities that the Global Equity Shareholder Yield Fund holds may be difficult or impossible to sell at a particular time or at an acceptable price.

Strategy Risk - If the Subadviser's strategies do not work as intended, the Global Equity Shareholder Yield Fund may not achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, you could lose money on your investment in the Global Equity Shareholder Yield Fund, or the Global Equity Shareholder Yield Fund could underperform other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Global Equity Shareholder Yield Fund is not a deposit of any bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table illustrate the risks of investing in the Global Equity Shareholder Yield Fund. The bar chart shows the Institutional Class' performance from year to year for up to 10 years. The returns in the bar chart do not reflect the impact of taxes. If the applicable taxes were included, the annual total returns would be lower than those shown. The table compares the Global Equity Shareholder Yield Fund's performance (before and after taxes) over time to that of a broad-based securities market index. The after-tax returns are shown for the Institutional Class shares only. The after-tax returns for the Advisor Class will vary due to the differences in expenses applicable to that Class. Of course, past performance is not necessarily an indication of how the Global Equity Shareholder Yield Fund will perform in the future. For updated performance information, please call (800) 669-3900 or visit www.tdassetmanagementusa.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table illustrate the risks of investing in the Global Equity Shareholder Yield Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 669-3900
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tdassetmanagementusa.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Global Equity Shareholder Yield Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading

YEAR-BY-YEAR ANNUAL TOTAL RETURN as of 12/31 each year Global Equity Shareholder Yield Fund - Institutional Class

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Year-to-date return as of 3/31/17: 5.95%

For the period covered by the bar chart, the highest and lowest quarterly returns were 5.95% (for the quarter ended 3/31/16) and -4.73% (for the quarter ended 9/30/15), respectively.

Performance Table Heading	rr_PerformanceTableHeading

AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/16

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for expenses, fees or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.

Epoch Global Equity Shareholder Yield Fund (First Prospectus Summary) | Epoch Global Equity Shareholder Yield Fund | MSCI World Index (net Dividends-USD)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI World Index (net Dividends-USD) (reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	7.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013
Epoch Global Equity Shareholder Yield Fund (First Prospectus Summary) | Epoch Global Equity Shareholder Yield Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.74%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.54%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.54%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.00%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2019
1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,382
10 Years	rr_ExpenseExampleYear10	$ 3,456
Annual Return 2014	rr_AnnualReturn2014	6.21%
Annual Return 2015	rr_AnnualReturn2015	(4.67%)
Annual Return 2016	rr_AnnualReturn2016	7.20%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.95%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly returns
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly returns
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.73%)
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.20%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013
Epoch Global Equity Shareholder Yield Fund (First Prospectus Summary) | Epoch Global Equity Shareholder Yield Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	6.62%
Since Inception	rr_AverageAnnualReturnSinceInception	5.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013
Epoch Global Equity Shareholder Yield Fund (First Prospectus Summary) | Epoch Global Equity Shareholder Yield Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class - Return After Taxes on Distributions And Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	4.55%
Since Inception	rr_AverageAnnualReturnSinceInception	4.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013
Epoch Global Equity Shareholder Yield Fund (First Prospectus Summary) | Epoch Global Equity Shareholder Yield Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.87%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.62%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2019
1 Year	rr_ExpenseExampleYear01	$ 127
3 Years	rr_ExpenseExampleYear03	678
5 Years	rr_ExpenseExampleYear05	1,530
10 Years	rr_ExpenseExampleYear10	$ 3,746
Label	rr_AverageAnnualReturnLabel	Advisor Class - Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	7.18%
Since Inception	rr_AverageAnnualReturnSinceInception	6.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 21, 2013

[1]	TDAM USA Inc., the Fund's investment manager ('TDAM'), has contractually agreed to limit the Global Equity Shareholder Yield Fund's Total Annual Fund Operating Expenses to 1.00% for the Institutional Class and 1.25% for the Advisor Class of the Global Equity Shareholder Yield Fund at least through May 31, 2019. This limit excludes certain expenses, including any Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other investment-related costs and non-routine expenses. TDAM is entitled to recoup from the Global Equity Shareholder Yield Fund any waivers and/or reimbursements made pursuant to this contractual agreement, provided that such recoupment must occur within two years after the end of the fiscal year during which fees were waived or expenses reimbursed and that such recoupment does not cause the Global Equity Shareholder Yield Fund to exceed the applicable contractual expense limitation that was in effect at the time the fees were waived or expenses reimbursed. This contract may not be terminated before May 31, 2019 unless approved by the Global Equity Shareholder Yield Fund's Board of Directors.